UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     HMC Investors, L.L.C.

Address:  555 Madison Avenue
          Suite 2800
          New York, New York 10022


13F File Number: 028-10751


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                 Birmingham, AL                  5/14/04
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:  $936,871
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number                    Name

1.         028-10777         Harbert Convertible Arbitrage Master Fund, Ltd.
2.         028-10750         HMC Convertible Arbitrage Offshore Manager, L.L.C.
----   -------------------  ----------------------------------------------------

                           FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8


                                                           Market
                                Title                       Value            Sh/ Put/ Investment  Other          Voting Authority
Name of Issuer                  of Class     Cusip     (X $1,000)    Shrs    Prn Call Discretion  Mgrs       Sole      Shared   None
--------------                  --------   ---------   ----------  --------  --- ---- ----------  ------     ----     -------   ----

ACCREDO HEALTH INC              Common     00437V104      $572      15,000   SH          Sole              15,000
ACTIVISION STK                  Common       4930202      $316      20,000   SH          Sole              20,000
ADC TELECOMMUNICATIONS 1
6/15/2008                       Bond       000886AD3    $3,703   3,500,000   SH          Shared    1,2               3,500,000
ADVANCED MICRO 4.75 02/01/22    Bond       007903AE7   $27,801  26,200,000   SH          Shared    1,2              26,200,000
AIRGATE PCS INC                 Common       9367301   $10,915     727,686   SH          Sole             727,686
ALLSTREAM INC -
CL A VOTING SHS                 Common     02004C105    $1,908      34,109   SH          Sole              34,109
ALLSTREAM INC -
CL B LTD VOTING ADR             Common     02004C204   $49,316     877,500   SH          Sole             877,500
AMER STANDARD STK               Common      29712106      $341       3,000   SH          Sole               3,000
AMERICAN EXPRESS COMPANY        Common      25816109      $778      15,000   SH          Sole              15,000
AMERICAN POWER CONV             Common      29066107      $460      20,000   SH          Sole              20,000
AMKOR TECHNOLOGIES INC
5% 03/15/07                     Bond       031652AH3   $14,543  14,916,000   SH          Shared    1,2              14,916,000
AMR CORP
4.5 2/15/2024                   Bond       001765BB1    $1,775   2,000,000   SH          Shared    1,2               2,000,000
ATI TECHNOLOGIES INC            Common       1941103      $652      40,000   SH          Sole              40,000
AUTOMATIC DATA PROCESSING IN    Common      53015103      $420      10,000   SH          Sole              10,000
BEST BUY COMPANY INC -          Common      86516101    $6,992     135,200   SH          Shared    1,2                 135,200
BJS WHOLESALE - BJ              Common     05548J106      $255      10,000   SH          Sole              10,000
CALPINE CORP                    Common     131347106   $34,478   7,382,870   SH          Shared    1,2               7,382,870
CHARTER COMM
5.75% 10/15/05                  Bond       16117MAB3    $3,403   3,500,000   SH          Shared    1,2               3,500,000
COMCAST CORP
2 10/15/2029                    Bond       200300507   $13,518     337,500   SH          Shared    1,2                 337,500
CYPRESS SEMICONDUCTOR
1.25 6/15/2008                  Bond       232806AH2   $50,320  34,000,000   SH          Shared    1,2              34,000,000
DELTA AIRLINES STK              Common     247361108    $1,584     199,950   SH          Shared    1,2                 199,950
DOLLAR TREE STORES INC          Common     256747106      $309      10,000   SH          Sole              10,000
E*TRADE GROUP
6% 2/1/07                       Bond       269246AB0    $8,523   8,305,000   SH          Shared    1,2               8,305,000
E*TRADE GROUP INC               Common     269246104    $4,556     341,300   SH          Shared    1,2                 341,300
EL PASO CORP
0% 02/28/21                     Bond       28336LAC3   $22,031  47,000,000   SH          Shared    1,2              47,000,000
FORD CAP TRUST II
6.5% 01/15/32                   Preferred  345395206  $349,390   6,606,600   SH          Shared    1,2               6,606,600
GAMESTOP CORP                   Common     36466R101      $451      25,000   SH          Sole              25,000
GATEWAY 2000 INC                Common     367626108      $370      70,000   SH          Sole              70,000
GB HOLDINGS INC                 Common     36150A109    $1,229     529,575   SH          Sole             529,575
GENELABS TECHNOLOGIES           Common     368706107       $74      27,500   SH          Sole              27,500
GENENTECH INC                   Common     368710406    $1,534      14,499   SH          Shared    1,2                  14,499
GENERAL ELECTRIC CO             Common     369604103      $305      10,000   SH          Sole              10,000
GENERAL MOTORS 6.25 7/15/33     Preferred  370442717  $109,418   3,580,200   SH          Shared    1,2               3,580,200
HOME DEPOT INC                  Common     437076102      $560      15,000   SH          Sole              15,000
IDT CORP CLASS B SHS            Common     448947309      $302      15,000   SH          Sole              15,000
IMCLONE SYSTEMS 5.5% 03/01/05   Bond       45245WAD1   $17,313  16,350,000   SH          Shared    1,2              16,350,000
JACUZZI BRANDS INC              Common     469865109      $235      25,000   SH          Sole              25,000
LEXAR MEDIA INC                 Common     52886P104      $414      25,000   SH          Sole              25,000
LIBERTY MEDIA
3.75% 02/15/30 REGS             Bond       530715AL5   $40,358  57,500,000   SH          Shared    1,2              57,500,000
LIBERTY MEDIA 4% 11/15/29       Bond       530715AG6    $5,302   7,000,000   SH          Shared    1,2               7,000,000
LINENS N THINGS INC             Common     535679104      $443      12,500   SH          Sole              12,500
MANPOWER STK                    Common     56418H100      $512      11,000   SH          Sole              11,000
MASSEY ENERGY                   Common     576206106      $221      10,000   SH          Sole              10,000
MISSION RESOURCES CORP          Common     605109107   $26,637   8,195,893   SH          Sole           8,195,893
NEWMONT MINING                  Common     651639106      $233       5,000   SH          Sole               5,000
NORTEL NETWORKS 4.25% 09/01/08  Bond       656568AB8   $38,230  37,500,000   SH          Shared    1,2              37,500,000
NTL INC                         Common     62940M104    $2,504      42,069   SH          Sole              42,069
ORASURE TECHNOLOGIES INC        Common     68554V108      $214      20,700   SH          Sole              20,700
ORTHOVITA INC                   Common     68750U102      $141      35,000   SH          Sole              35,000
PROVIDIAN FIN 0% 2/15/21        Bond       74406AAB8   $30,253  60,715,000   SH          Shared    1,2              60,715,000
PROVIDIAN FINANCIAL  CORP       Common     74406A102   $11,821     902,400   SH          Shared    1,2                 902,400
SEALED AIR CORP                 Common     81211K100    $2,487      50,000   SH          Shared    1,2                  50,000
SEPRACOR INC                    Common     817315104   $26,289     546,545   SH          Shared    1,2                 546,545
SEROLOGICALS CORPORATION        Common     817523103      $306      15,000   SH          Sole              15,000
SPRINT PCS GROUP                Common     852061506    $4,016     436,500   SH          Shared    1,2                 436,500
ST JUDE - STJ                   Common     790849103      $433       6,000   SH          Sole               6,000
STAPLES INC                     Common     855030102      $317      12,500   SH          Sole              12,500
TAKE-TWO INTERACTIVE SOFTWARE   Common     874054109      $276       7,500   SH          Sole               7,500
TARGET CORP                     Common     87612E106      $450      10,000   SH          Sole              10,000
TIME WARNER INC                 Common     887317105      $169      10,000   SH          Shared    1,2                  10,000
TYCO INTL - TYC                 Common     902124106    $3,813     133,100   SH          Shared    1,2                 133,100
VODAFONE GROUP PLC-SP ADR       Common     92857W100      $382      16,000   SH          Sole              16,000

                                               Total  $936,871




03773.0001 #485184